Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Natixis Funds Trust II
Central Index Key	0000052136
Amendment Flag	false
Document Creation Date	Feb 15, 2013
Document Effective Date	Feb 15, 2013
Prospectus Date	May 1, 2012

LOOMIS SAYLES STRATEGIC ALPHA FUND

Supplement dated February 15, 2013 to the Loomis Sayles Strategic Alpha Fund (“the Fund”)
Prospectus, dated May 1, 2012, as may be revised and supplemented from time to time.

Effective March 1, 2013, the sentence below is added to the end of the first paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

The Fund also may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Derivative Investments” paragraph under the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Emerging Markets Risk” paragraph under the sub-section “Principal Risks” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

Equity Securities Risk: The value of the Fund’s investments in preferred stocks could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	nft9_SupplementTextBlock
LOOMIS SAYLES STRATEGIC ALPHA FUND

Supplement dated February 15, 2013 to the Loomis Sayles Strategic Alpha Fund (“the Fund”)
Prospectus, dated May 1, 2012, as may be revised and supplemented from time to time.

Effective March 1, 2013, the sentence below is added to the end of the first paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

The Fund also may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Derivative Investments” paragraph under the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Emerging Markets Risk” paragraph under the sub-section “Principal Risks” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

Equity Securities Risk: The value of the Fund’s investments in preferred stocks could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock.
Loomis Sayles Strategic Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nft9_SupplementTextBlock
LOOMIS SAYLES STRATEGIC ALPHA FUND

Supplement dated February 15, 2013 to the Loomis Sayles Strategic Alpha Fund (“the Fund”)
Prospectus, dated May 1, 2012, as may be revised and supplemented from time to time.

Effective March 1, 2013, the sentence below is added to the end of the first paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

The Fund also may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Derivative Investments” paragraph under the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

Equity Investments. In connection with its principal investment strategies, the Fund may invest in preferred stocks.

Effective March 1, 2013, the following paragraph is inserted after the “Emerging Markets Risk” paragraph under the sub-section “Principal Risks” within the section “Investments, Risks and Performance” in the Fund’s Summary Prospectus.

Equity Securities Risk: The value of the Fund’s investments in preferred stocks could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2013